UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-5719

Dreyfus Stock Index Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	12/31
Date of reporting period:	12/31/09

FORM N-CSR

Item 1. Reports to Stockholders.

Dreyfus Stock Index Fund, Inc.

ANNUAL REPORT December 31, 2009

BNY MELLON
ASSET MANAGEMENT

Dreyfus

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents

THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses
With Those of Other Funds
9	Statement of Investments
25	Statement of Financial Futures
26	Statement of Assets and Liabilities
27	Statement of Operations
28	Statement of Changes in Net Assets
30	Financial Highlights
32	Notes to Financial Statements
42	Report of Independent Registered
Public Accounting Firm
43	Important Tax Information
44	Board Members Information
46	Officers of the Fund

FOR MORE INFORMATION

Back Cover

Dreyfus
Stock Index Fund, Inc.

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Stock Index Fund,Inc.,covering the 12-month period from January 1,2009,through December 31, 2009.

The U.S stock market ended 2009 with a healthy annual gain, but market indices across all capitalization ranges and investment styles remained well below the peaks reached in the fall of 2007.The equity market’s advance was driven by improving investor sentiment as the U.S. economy staged a gradual, but sustained, recovery from the recession and banking crisis that had depressed stock prices at the beginning of the year. After four consecutive quarters of contraction, the U.S. economy returned to growth during the third quarter of 2009, buoyed by greater manufacturing activity to replenish depleted inventories and satisfy export demand. The slumping housing market also showed signs of renewed life later in the year when home sales and prices rebounded modestly. However, economic headwinds remain, including a high unemployment rate and the prospect of anemic consumer spending.

As 2010 begins, our Chief Economist, as well as many securities analysts and portfolio managers have continued to find opportunities and survey potential challenges across a variety of asset classes, including equities. While no one can predict the future, we believe that the 2010 investment environment will likely require a broader range of investment considerations relative to last year. As always, your financial adviser can help you determine the mix of investments that may be best suited to helping you achieve your goals at a level of risk that is comfortable for you.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
January 15, 2010

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2009, through December 31, 2009, as provided by Thomas Durante, CFA, Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended December 31, 2009, Dreyfus Stock Index Fund’s Initial shares produced a total return of 26.33%, and its Service shares produced a total return of 26.05%.1 In comparison, the fund’s benchmark, the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500 Index”), produced a total return of 26.47% for the same period.2,3

Large-cap stocks fell sharply over the first three months of an especially volatile reporting period, but they went on to recover all of those losses and more during a rally that began in March 2009 and continued through the end of the year.The difference in returns between the fund and the S&P 500 Index was primarily the result of transaction costs and operating expenses that are not reflected in the S&P 500 Index’s results.

The Fund’s Investment Approach

The fund seeks to match the total return of the S&P 500 Index by generally investing in all 500 stocks in the S&P 500 Index in proportion to their respective weighting. Often considered a proxy for the stock market in general, the S&P 500 Index is made up of 500 common stocks chosen to reflect the industries of the U.S. economy. Each stock is weighted by its market capitalization; that is, larger companies have greater representation in the S&P 500 Index than smaller ones. The fund also may use stock index futures as a substitute for the sale or purchase of securities.

Equity Markets Surged After Bottoming in March

The year 2009 began in the midst of the most severe recession since the 1930s, which had been exacerbated by a global banking crisis that left major financial institutions unable to obtain short-term funding due to massive losses among mortgage- and asset-backed securities. In an attempt to boost economic growth and shore up the nation’s banks, the

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Federal Reserve Board had pumped liquidity into the system and reduced short-term interest rates to the historically low range of 0% to 0.25%. In January, Congress took steps to rescue the nation’s major automakers as vehicle sales plunged, and it passed the $787 billion American Recovery and Reinvestment Act of 2009 in an attempt to spark renewed economic growth through infrastructure projects, targeted tax breaks and aid to stressed state governments. In February and March, the U.S. economy lost more than 650,000 jobs per month, driving the unemployment rate to a 26-year high. Meanwhile, home prices and consumer confidence continued to fall sharply.

After hitting a multi-year low in early March, the S&P 500 Index embarked on an impressive rebound that persisted through year-end. The equity markets were buoyed by signs that the remedial programs implemented by government and monetary authorities were gaining traction. Gains were most notable for stocks that had been severely punished during the downturn, businesses that tend to do well in the early stages of economic recoveries, and companies with significant exposure to overseas markets.The year ended with all 10 sectors in the S&P 500 Index posting positive absolute returns.

Technology and Consumer Stocks Flourished During Rebound

A substantial portion of the S&P 500 Index’s positive performance during 2009 was achieved in the information technology sector, where many stocks rebounded after experiencing steep declines in 2008. Stock prices were bolstered by cost-cutting measures, including staff reductions, factory closures and moving operations to lower-cost sites. Computer hardware stocks with high cash reserves fared especially well as they were not forced to sell off smaller business segments.

Consumer discretionary stocks also posted impressive results, as specialty retailers, automotive retailers and department stores rebounded from beaten-down levels. Benefiting from improved consumer sentiment, many of these companies encountered stronger than expected sales during the 2009 holiday season.

Results within the financials sector proved to be mixed. Large brokerage firms that were able to pay back their government loans under the

Troubled Assets Relief Program (TARP) gained credibility with investors and posted significant gains. However, major banks fell sharply due to the prospect of more onerous governmental regulation and a lack of new lending activity amid tougher lending standards.

Index Funds Offer Diversification Benefits

An as index fund, we attempt to replicate the returns of the S&P 500 Index by closely approximating the composition of the S&P 500 Index. In our view, one of the greatest benefits of an index fund is that it offers a broadly diversified investment vehicle that can help investors manage risks by limiting the impact on the overall portfolio of unexpected losses in any single industry group or holding. In addition, the fund’s investments are not affected by any individual’s preference for one market or security over another. Instead, the fund employs a passive management approach in which all investment decisions are based on the composition of the S&P 500 Index.

January 15, 2010

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly. A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.The investment objective and policies of Dreyfus Stock Index Fund, Inc. made available through insurance products may be similar to other funds/portfolios managed or advised by Dreyfus. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund/portfolio.

1

Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.

2

SOURCE: LIPPER INC. — Reflects reinvestment of dividends daily and, where applicable, capital gain distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.

3

“Standard & Poor’s®,”“S&P®,”“Standard & Poor’s 500®” and “S&P 500®” are registered trademarks of Standard & Poor’s Financial Services LLC, and have been licensed for use on behalf of the fund.The fund is not sponsored, managed, advised, sold or promoted by Standard & Poor’s and its affiliates and Standard & Poor’s and its affiliates makes no representation regarding the advisability of investing in the fund.

The Fund 5

Comparison of change in value of $10,000 investment in Dreyfus Stock Index Fund, Inc. Initial shares and Service shares and the Standard & Poor’s 500 Composite Stock Price Index

Average Annual Total Returns as of 12/31/09
	1 Year	5 Years	10 Years
Initial shares	26.33%	0.21%	–1.18%
Service shares	26.05%	–0.04%	–1.41%

The data for Service shares includes the results of Initial shares for the period prior to December 31, 2000 (inception date of Service shares). Actual Service shares’ average annual total return and hypothetical growth results would have been lower. See notes below.

† Source: Lipper Inc.

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts which will reduce returns.

The above graph compares a $10,000 investment made in Initial and Service shares of Dreyfus Stock Index Fund, Inc. on 12/31/99 to a $10,000 investment made in the Standard & Poor’s 500 Composite Stock Price Index (the “Index”) on that date.

The fund’s Initial shares are not subject to a Rule 12b-1 fee.The fund’s Service shares are subject to a 0.25% annual Rule 12b-1 fee.The performance figures for Service shares reflect the performance of the fund’s Initial shares from their inception date through December 30, 2000, and the performance of the fund’s Service shares from December 31, 2000 (inception date of Service shares) to December 31, 2009 (blended performance figures).The performance figures for each share class reflect certain expense reimbursements, without which the performance of each share class would have been lower. In addition, the blended performance figures have not been adjusted to reflect the higher operating expenses of the Service shares. If these expenses had been reflected, the blended performance figures would have been lower. All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph takes into account all applicable fund fees and expenses (after any expense reimbursements).The Index is a widely accepted, unmanaged index of U.S. stock market performance, and includes the reinvestment of dividends daily. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

The Fund 7

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Stock Index Fund, Inc. from July 1, 2009 to December 31, 2009. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended December 31, 2009

	Initial Shares	Service Shares
Expenses paid per $1,000†	$ 1.57	$ 2.91
Ending value (after expenses)	$1,224.60	$1,223.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended December 31, 2009

	Initial Shares	Service Shares
Expenses paid per $1,000†	$ 1.43	$ 2.65
Ending value (after expenses)	$1,023.79	$1,022.58

† Expenses are equal to the fund’s annualized expense ratio of .28% for Initial Shares and .52% for Service Shares,
multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

STATEMENT OF INVESTMENTS

December 31, 2009

Common Stocks—98.7%	Shares	Value ($)
Consumer Discretionary—9.5%
Abercrombie & Fitch, Cl. A	15,623	544,462
Amazon.com	57,712 [a]	7,763,418
Apollo Group, Cl. A	22,227 [a,b]	1,346,512
AutoNation	15,942 [a,b]	305,289
AutoZone	5,213 [a]	824,019
Bed Bath & Beyond	45,518 [a]	1,758,360
Best Buy	59,175 [b]	2,335,045
Big Lots	14,663 [a,b]	424,934
Black & Decker	10,701	693,746
Carnival	76,308 [a]	2,418,201
CBS, Cl. B	117,663	1,653,165
Coach	55,265	2,018,830
Comcast, Cl. A	494,365	8,334,994
D.R. Horton	49,342 [b]	536,348
Darden Restaurants	25,191	883,448
DeVry	11,075	628,285
DIRECTV, Cl. A	163,844 [a,b]	5,464,197
Eastman Kodak	52,020 [a,b]	219,524
Expedia	37,487 [a]	963,791
Family Dollar Stores	25,009	696,000
Ford Motor	561,834 [a]	5,618,340
Fortune Brands	26,832	1,159,142
GameStop, Cl. A	29,286 [a,b]	642,535
Gannett	40,860 [b]	606,771
Gap	82,475	1,727,851
Genuine Parts	27,630 [b]	1,048,835
Goodyear Tire & Rubber	43,187 [a]	608,937
H & R Block	58,081	1,313,792
Harley-Davidson	40,650 [b]	1,024,380
Harman International Industries	10,435	368,147
Hasbro	22,478	720,645
Home Depot	294,429	8,517,831
International Game Technology	52,788 [b]	990,831
Interpublic Group of Cos.	85,282 [a]	629,381
J.C. Penney	39,655	1,055,220

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)
Consumer Discretionary (continued)
Johnson Controls	113,919	3,103,154
Kohl’s	53,254 [a]	2,871,988
Leggett & Platt	26,449 [b]	539,560
Lennar, Cl. A	25,222 [b]	322,085
Limited Brands	47,568 [b]	915,208
Lowe’s Cos.	254,893	5,961,947
Macy’s	72,979 [b]	1,223,128
Marriott International, Cl. A	43,735 [b]	1,191,779
Mattel	62,658	1,251,907
McDonald’s	186,949	11,673,096
McGraw-Hill	54,642	1,831,053
Meredith	6,519 [b]	201,111
New York Times, Cl. A	20,821 [a]	257,348
Newell Rubbermaid	49,639	745,081
News, Cl. A	392,269	5,370,163
NIKE, Cl. B	67,815	4,480,537
Nordstrom	28,594 [b]	1,074,563
O’Reilly Automotive	24,301 [a]	926,354
Office Depot	49,307 [a]	318,030
Omnicom Group	54,064	2,116,606
Polo Ralph Lauren	10,210 [b]	826,806
Priceline.com	7,384 [a]	1,613,404
Pulte Homes	54,352 [a,b]	543,520
RadioShack	21,762	424,359
Ross Stores	20,566	878,374
Scripps Networks Interactive, Cl. A	16,131	669,436
Sears Holdings	8,436 [a,b]	703,984
Sherwin-Williams	16,536 [b]	1,019,444
Staples	125,372	3,082,897
Starbucks	128,392 [a]	2,960,720
Starwood Hotels & Resorts Worldwide	32,420 [b]	1,185,599
Target	130,242	6,299,806
Tiffany & Co.	22,245	956,535
Time Warner	202,296	5,894,905
Time Warner Cable	61,376	2,540,353
TJX Cos.	72,691	2,656,856

Common Stocks (continued)	Shares	Value ($)
Consumer Discretionary (continued)
VF	15,557	1,139,395
Viacom, Cl. B	105,750 [a]	3,143,948
Walt Disney	333,225	10,746,506
Washington Post, Cl. B	1,065	468,174
Whirlpool	12,884 [b]	1,039,223
Wyndham Worldwide	31,807	641,547
Wynn Resorts	10,933 [b]	636,629
Yum! Brands	81,279	2,842,327
		165,134,651
Consumer Staples—11.2%
Altria Group	358,748	7,042,223
Archer-Daniels-Midland	111,913	3,503,996
Avon Products	74,354	2,342,151
Brown-Forman, Cl. B	17,553	940,314
Campbell Soup	33,380	1,128,244
Clorox	24,725	1,508,225
Coca-Cola	401,192	22,867,944
Coca-Cola Enterprises	56,768	1,203,482
Colgate-Palmolive	86,089	7,072,211
ConAgra Foods	76,755	1,769,203
Constellation Brands, Cl. A	34,677 [a]	552,405
Costco Wholesale	75,858	4,488,518
CVS Caremark	244,494	7,875,152
Dean Foods	31,547 [a]	569,108
Dr. Pepper Snapple Group	44,041	1,246,360
Estee Lauder, Cl. A	20,569 [b]	994,717
General Mills	56,742	4,017,901
H.J. Heinz	54,690	2,338,544
Hershey	29,736	1,064,251
Hormel Foods	12,541	482,201
J.M. Smucker	21,132	1,304,901
Kellogg	44,034	2,342,609
Kimberly-Clark	72,302	4,606,360
Kraft Foods, Cl. A	255,718	6,950,415
Kroger	113,417	2,328,451
Lorillard	27,846	2,234,085

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)
Consumer Staples (continued)
McCormick & Co.	23,079 [b]	833,844
Mead Johnson Nutrition, Cl. A	33,248	1,452,958
Molson Coors Brewing, Cl. B	27,015	1,219,997
Pepsi Bottling Group	24,447	916,762
PepsiCo	270,146	16,424,877
Philip Morris International	330,029	15,904,098
Procter & Gamble	505,839	30,669,019
Reynolds American	29,321 [b]	1,553,133
Safeway	70,522	1,501,413
Sara Lee	120,731	1,470,504
SUPERVALU	38,107	484,340
SYSCO	102,932	2,875,920
Tyson Foods, Cl. A	53,666	658,482
Wal-Mart Stores	369,649	19,757,739
Walgreen	171,224	6,287,345
Whole Foods Market	25,151 [a,b]	690,395
		195,474,797
Energy—11.3%
Anadarko Petroleum	85,607	5,343,589
Apache	58,196	6,004,081
Baker Hughes	53,945 [b]	2,183,694
BJ Services	50,885	946,461
Cabot Oil & Gas	18,543 [b]	808,289
Cameron International	38,941 [a]	1,627,734
Chesapeake Energy	112,643	2,915,201
Chevron	347,353	26,742,707
ConocoPhillips	256,870	13,118,351
Consol Energy	31,372	1,562,326
Denbury Resources	44,772 [a,b]	662,626
Devon Energy	76,882	5,650,827
Diamond Offshore Drilling	12,051 [b]	1,186,059
El Paso	121,571	1,195,043
EOG Resources	43,929	4,274,292
Exxon Mobil	822,454	56,083,138
FMC Technologies	21,218 [a,b]	1,227,249
Halliburton	157,290	4,732,856

Common Stocks (continued)	Shares	Value ($)
Energy (continued)
Hess	50,617	3,062,328
Marathon Oil	123,428	3,853,422
Massey Energy	15,161 [b]	636,914
Murphy Oil	33,189	1,798,844
Nabors Industries	50,152 [a]	1,097,827
National Oilwell Varco	72,887	3,213,588
Noble Energy	30,165	2,148,351
Occidental Petroleum	140,519	11,431,221
Peabody Energy	46,527	2,103,486
Pioneer Natural Resources	20,015 [b]	964,123
Range Resources	27,774	1,384,534
Rowan	20,275 [a,b]	459,026
Schlumberger	207,868	13,530,128
Smith International	38,673	1,050,745
Southwestern Energy	59,997 [a]	2,891,855
Spectra Energy	112,404	2,305,406
Sunoco	20,912	545,803
Tesoro	24,680 [b]	334,414
Valero Energy	97,781	1,637,832
Williams Cos.	101,023	2,129,565
XTO Energy	100,467	4,674,730
		197,518,665
Financial—14.1%
Aflac	81,510	3,769,837
Allstate	93,457	2,807,448
American Express	205,879	8,342,217
American International Group	24,085 [a,b]	722,068
Ameriprise Financial	44,310	1,720,114
AON	47,459	1,819,578
Apartment Investment & Management, Cl. A	19,988 [b,c]	318,209
Assurant	21,296	627,806
AvalonBay Communities	14,249 [b,c]	1,169,985
Bank of America	1,720,237	25,906,769
Bank of New York Mellon	208,474	5,831,018
BB & T	118,804	3,014,057
Boston Properties	24,492 [b,c]	1,642,678

The Fund 13

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)
Financial (continued)
Capital One Financial	77,993	2,990,252
CB Richard Ellis Group, Cl. A	39,247 [a,b]	532,582
Charles Schwab	165,013	3,105,545
Chubb	59,203	2,911,604
Cincinnati Financial	29,046	762,167
Citigroup	3,324,965	11,005,634
CME Group	11,581 [b]	3,890,637
Comerica	26,966	797,385
Discover Financial Services	94,219	1,385,961
E*TRADE FINANCIAL	262,171 [a]	458,799
Equity Residential	48,486 [b,c]	1,637,857
Federated Investors, Cl. B	15,700 [b]	431,750
Fifth Third Bancorp	140,364	1,368,549
First Horizon National	39,608 [a,b]	530,750
Franklin Resources	26,076	2,747,107
Genworth Financial, Cl. A	77,389 [a]	878,365
Goldman Sachs Group	88,982	15,023,721
Hartford Financial Services Group	66,809	1,553,977
HCP	48,588 [b,c]	1,483,878
Health Care REIT	20,987 [b,c]	930,144
Host Hotels & Resorts	109,466 [a,b,c]	1,277,469
Hudson City Bancorp	81,706	1,121,823
Huntington Bancshares	95,253	347,673
IntercontinentalExchange	12,694 [a]	1,425,536
Invesco	73,635	1,729,686
Janus Capital Group	28,446	382,599
JPMorgan Chase & Co.	682,207	28,427,566
KeyCorp	152,070	843,988
Kimco Realty	65,743 [b]	889,503
Legg Mason	25,328 [b]	763,892
Leucadia National	31,622 [a,b]	752,287
Lincoln National	52,791	1,313,440
Loews	63,305	2,301,137
M & T Bank	13,807 [b]	923,550
Marsh & McLennan Cos.	91,808	2,027,121
Marshall & Ilsley	61,766	336,625

Common Stocks (continued)	Shares	Value ($)
Financial (continued)
MetLife	141,752	5,010,933
Moody’s	34,042 [b]	912,326
Morgan Stanley	235,355	6,966,508
Nasdaq OMX Group	24,292 [a]	481,467
Northern Trust	42,035	2,202,634
NYSE Euronext	45,112	1,141,334
People’s United Financial	62,128	1,037,538
Plum Creek Timber	29,007 [b,c]	1,095,304
PNC Financial Services Group	80,467	4,247,853
Principal Financial Group	55,768	1,340,663
Progressive	118,045 [a]	2,123,630
ProLogis	75,321 [b,c]	1,031,144
Prudential Financial	80,752	4,018,220
Public Storage	23,496 [c]	1,913,749
Regions Financial	196,261 [b]	1,038,221
Simon Property Group	49,406 [c]	3,942,619
SLM	83,698 [a]	943,276
State Street	86,268	3,756,109
SunTrust Banks	86,474	1,754,557
T. Rowe Price Group	44,562	2,372,927
Torchmark	14,235 [b]	625,628
Travelers Cos.	94,775	4,725,482
U.S. Bancorp	331,092	7,452,881
Unum Group	57,477	1,121,951
Ventas	27,145 [b,c]	1,187,322
Vornado Realty Trust	27,239 [b,c]	1,905,126
Wells Fargo & Co.	881,076	23,780,241
XL Capital, Cl. A	55,486	1,017,058
Zions Bancorporation	20,450 [b]	262,374
		246,391,418
Health Care—12.5%
Abbott Laboratories	267,786	14,457,766
Aetna	75,959	2,407,900
Allergan	53,590	3,376,706
AmerisourceBergen	49,937	1,301,858
Amgen	175,264 [a]	9,914,684

The Fund 15

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)
Health Care (continued)
Baxter International	104,370	6,124,432
Becton, Dickinson & Co.	41,068	3,238,622
Biogen Idec	50,306 [a]	2,691,371
Boston Scientific	262,631 [a]	2,363,679
Bristol-Myers Squibb	300,111	7,577,803
C.R. Bard	16,940	1,319,626
Cardinal Health	62,514	2,015,451
CareFusion	30,725 [a]	768,432
Celgene	80,008 [a]	4,454,845
Cephalon	13,205 [a,b]	824,124
CIGNA	47,324	1,669,117
Coventry Health Care	26,504 [a]	643,782
DaVita	17,736 [a]	1,041,813
Dentsply International	26,607	935,768
Eli Lilly & Co.	175,055	6,251,214
Express Scripts	47,946 [a]	4,144,932
Forest Laboratories	52,406 [a]	1,682,757
Genzyme	45,983 [a]	2,253,627
Gilead Sciences	155,841 [a]	6,744,798
Hospira	28,533 [a]	1,455,183
Humana	29,435 [a]	1,291,902
IMS Health	32,627	687,125
Intuitive Surgical	6,616 [a,b]	2,006,765
Johnson & Johnson	477,677	30,767,176
King Pharmaceuticals	44,103 [a]	541,144
Laboratory Corp. of America Holdings	18,432 [a,b]	1,379,451
Life Technologies	30,856 [a]	1,611,609
McKesson	46,364	2,897,750
Medco Health Solutions	82,650 [a]	5,282,161
Medtronic	191,620	8,427,448
Merck & Co.	528,801	19,322,389
Millipore	9,834 [a]	711,490
Mylan	54,532 [a,b]	1,005,025
Patterson Cos.	16,350 [a,b]	457,473
PerkinElmer	21,478	442,232
Pfizer	1,397,081	25,412,903

Common Stocks (continued)	Shares	Value ($)
Health Care (continued)
Quest Diagnostics	27,023	1,631,649
St. Jude Medical	58,009 [a]	2,133,571
Stryker	49,478	2,492,207
Tenet Healthcare	74,221 [a]	400,051
Thermo Fisher Scientific	71,133 [a]	3,392,333
UnitedHealth Group	201,177	6,131,875
Varian Medical Systems	22,322 [a]	1,045,786
Waters	16,521 [a]	1,023,641
Watson Pharmaceuticals	18,716 [a,b]	741,341
WellPoint	79,494 [a]	4,633,705
Zimmer Holdings	37,282 [a]	2,203,739
		217,734,231
Industrial—10.1%
3M	121,962	10,082,599
Avery Dennison	19,014	693,821
Boeing	125,794	6,809,229
Burlington Northern Santa Fe	45,652	4,502,200
C.H. Robinson Worldwide	29,267	1,718,851
Caterpillar	107,828	6,145,118
Cintas	23,709	617,619
CSX	68,304	3,312,061
Cummins	35,061	1,607,897
Danaher	45,061	3,388,587
Deere & Co.	73,716 [b]	3,987,298
Dover	32,286	1,343,420
Dun & Bradstreet	9,027	761,608
Eaton	28,778	1,830,856
Emerson Electric	130,210	5,546,946
Equifax	23,047 [b]	711,922
Expeditors International Washington	36,804	1,278,203
Fastenal	23,133 [b]	963,258
FedEx	54,477	4,546,106
First Solar	8,467 [a,b]	1,146,432
Flowserve	9,676	914,672
Fluor	31,028	1,397,501
General Dynamics	67,176	4,579,388

The Fund 17

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)
Industrial (continued)
General Electric	1,843,308	27,889,250
Goodrich	21,492	1,380,861
Honeywell International	132,347	5,188,002
Illinois Tool Works	67,100	3,220,129
Iron Mountain	32,285 [a,b]	734,807
ITT	31,661	1,574,818
Jacobs Engineering Group	21,899 [a]	823,621
L-3 Communications Holdings	20,146	1,751,695
Lockheed Martin	55,400	4,174,390
Masco	64,481	890,483
Monster Worldwide	22,208 [a,b]	386,419
Norfolk Southern	64,047	3,357,344
Northrop Grumman	54,352	3,035,559
Paccar	63,258	2,294,368
Pall	20,291	734,534
Parker Hannifin	27,871	1,501,689
Pitney Bowes	37,250	847,810
Precision Castparts	24,418	2,694,526
Quanta Services	34,949 [a,b]	728,337
R.R. Donnelley & Sons	35,424	788,892
Raytheon	66,394	3,420,619
Republic Services	55,992	1,585,134
Robert Half International	26,220 [b]	700,861
Rockwell Automation	24,585	1,155,003
Rockwell Collins	27,366	1,514,982
Roper Industries	15,770	825,875
Ryder System	10,077	414,870
Snap-On	10,245 [b]	432,954
Southwest Airlines	131,396	1,501,856
Stanley Works	14,072 [b]	724,849
Stericycle	14,611 [a]	806,089
Textron	44,358 [b]	834,374
Union Pacific	87,348	5,581,537
United Parcel Service, Cl. B	171,901	9,861,960
United Technologies	162,350	11,268,714

Common Stocks (continued)	Shares	Value ($)
Industrial (continued)
W.W. Grainger	10,830 [b]	1,048,669
Waste Management	85,807 [b]	2,901,135
		176,462,607
Information Technology—19.6%
Adobe Systems	91,489 [a]	3,364,965
Advanced Micro Devices	99,910 [a,b]	967,129
Affiliated Computer Services, Cl. A	17,448 [a]	1,041,471
Agilent Technologies	59,810 [a]	1,858,297
Akamai Technologies	30,215 [a,b]	765,346
Altera	50,948	1,152,953
Amphenol, Cl. A	29,706	1,371,823
Analog Devices	50,585	1,597,474
AOL	1 [a]	13
Apple	155,900 [a]	32,873,074
Applied Materials	232,445	3,240,283
Autodesk	40,229 [a]	1,022,219
Automatic Data Processing	87,544	3,748,634
BMC Software	31,902 [a]	1,279,270
Broadcom, Cl. A	75,107 [a]	2,362,115
CA	68,713	1,543,294
Cisco Systems	996,121 [a]	23,847,137
Citrix Systems	31,719 [a]	1,319,828
Cognizant Technology Solutions, Cl. A	51,060 [a]	2,313,018
Computer Sciences	26,415 [a]	1,519,655
Compuware	40,181 [a]	290,509
Corning	271,156	5,236,022
Dell	300,242 [a]	4,311,475
eBay	195,865 [a]	4,610,662
Electronic Arts	57,028 [a]	1,012,247
EMC	352,956 [a]	6,166,141
Fidelity National Information Services	55,473	1,300,287
Fiserv	26,785 [a]	1,298,537
FLIR Systems	24,721 [a,b]	808,871
Google, Cl. A	41,743 [a]	25,879,825
Harris	22,650	1,077,007

The Fund 19

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)
Information Technology (continued)
Hewlett-Packard	410,519	21,145,834
Intel	956,724	19,517,170
International Business Machines	227,411	29,768,100
Intuit	54,949 [a]	1,687,484
Jabil Circuit	32,852	570,639
JDS Uniphase	38,293 [a]	315,917
Juniper Networks	91,285 [a,b]	2,434,571
KLA-Tencor	29,560	1,068,890
Lexmark International, Cl. A	14,213 [a,b]	369,254
Linear Technology	39,677 [b]	1,211,736
LSI	115,190 [a,b]	692,292
MasterCard, Cl. A	16,507 [b]	4,225,462
McAfee	27,383 [a]	1,110,928
MEMC Electronic Materials	40,497 [a,b]	551,569
Microchip Technology	31,836 [b]	925,154
Micron Technology	147,280 [a,b]	1,555,277
Microsoft	1,337,708	40,786,717
Molex	23,283	501,749
Motorola	400,196 [a]	3,105,521
National Semiconductor	34,780	534,221
NetApp	58,560 [a]	2,013,878
Novell	61,826 [a]	256,578
Novellus Systems	17,799 [a,b]	415,429
NVIDIA	95,112 [a]	1,776,692
Oracle	676,964	16,612,697
Paychex	55,827 [b]	1,710,539
QLogic	20,065 [a]	378,627
QUALCOMM	289,119	13,374,645
Red Hat	32,566 [a]	1,006,289
SAIC	50,337 [a]	953,383
Salesforce.com	18,644 [a,b]	1,375,368
SanDisk	40,299 [a]	1,168,268
Sun Microsystems	130,601 [a]	1,223,731
Symantec	141,804 [a]	2,536,874
Tellabs	71,235 [a]	404,615
Teradata	29,673 [a]	932,622

Common Stocks (continued)	Shares	Value ($)
Information Technology (continued)
Teradyne	30,194 [a]	323,982
Texas Instruments	216,977	5,654,421
Total System Services	35,412	611,565
VeriSign	34,632 [a]	839,480
Visa, Cl. A	75,552	6,607,778
Western Digital	39,051 [a]	1,724,102
Western Union	119,888	2,259,889
Xerox	150,722	1,275,108
Xilinx	47,993	1,202,705
Yahoo!	208,005 [a]	3,490,324
		341,387,655
Materials—3.6%
Air Products & Chemicals	36,603	2,967,039
Airgas	14,664	698,006
AK Steel Holding	20,174	430,715
Alcoa	170,826	2,753,715
Allegheny Technologies	17,023 [b]	762,120
Ball	16,252	840,228
Bemis	17,739	525,961
CF Industries Holdings	8,633	783,704
Cliffs Natural Resources	21,532	992,410
Dow Chemical	198,005	5,470,878
E.I. du Pont de Nemours & Co.	156,456	5,267,874
Eastman Chemical	12,519	754,145
Ecolab	40,480	1,804,598
FMC	12,495	696,721
Freeport-McMoRan Copper & Gold	74,264	5,962,657
International Flavors & Fragrances	14,077	579,128
International Paper	75,028	2,009,250
MeadWestvaco	30,557	874,847
Monsanto	94,372	7,714,911
Newmont Mining	85,446	4,042,450
Nucor	54,805	2,556,653
Owens-Illinois	29,905 [a]	982,977
Pactiv	23,452 [a]	566,131
PPG Industries	29,365	1,719,027

The Fund 21

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)
Materials (continued)
Praxair	53,518	4,298,031
Sealed Air	28,285	618,310
Sigma-Aldrich	21,113	1,066,840
Titanium Metals	15,268 [a,b]	191,155
United States Steel	25,502	1,405,670
Vulcan Materials	21,764 [b]	1,146,310
Weyerhaeuser	36,637	1,580,520
		62,062,981
Telecommunication Services—3.1%
American Tower, Cl. A	68,724 [a]	2,969,564
AT & T	1,021,678	28,637,634
CenturyTel	51,675	1,871,152
Frontier Communications	56,711 [b]	442,913
Metropcs Communications	45,450 [a]	346,783
Qwest Communications International	257,417 [b]	1,083,726
Sprint Nextel	511,104 [a]	1,870,641
Verizon Communications	491,816	16,293,864
Windstream	78,781	865,803
		54,382,080
Utilities—3.7%
AES	115,946 [a]	1,543,241
Allegheny Energy	30,247	710,200
Ameren	37,555 [b]	1,049,662
American Electric Power	82,717	2,877,724
CenterPoint Energy	61,027	885,502
CMS Energy	40,338 [b]	631,693
Consolidated Edison	48,966	2,224,525
Constellation Energy Group	34,817	1,224,514
Dominion Resources	103,786	4,039,351
DTE Energy	29,196	1,272,654
Duke Energy	226,088	3,890,974
Edison International	56,667	1,970,878
Entergy	32,766	2,681,569
EQT	23,431	1,029,090
Exelon	114,153	5,578,657

Common Stocks (continued)	Shares	Value ($)
Utilities (continued)
FirstEnergy	53,079	2,465,520
FPL Group	71,760	3,790,363
Integrys Energy	13,697 [b]	575,137
Nicor	8,062	339,410
NiSource	49,163	756,127
Northeast Utilities	30,948	798,149
Pepco Holdings	38,643	651,135
PG & E	64,565	2,882,827
Pinnacle West Capital	18,039	659,867
PPL	65,512	2,116,693
Progress Energy	48,451	1,986,976
Public Service Enterprise Group	88,150	2,930,987
Questar	31,018	1,289,418
SCANA	18,992 [b]	715,619
Sempra Energy	42,694	2,390,010
Southern	139,049	4,633,113
TECO Energy	38,084 [b]	617,722
Wisconsin Energy	20,961	1,044,487
Xcel Energy	79,784	1,693,016
		63,946,810
Total Common Stocks
(cost $1,360,715,406)		1,720,495,895
	Principal
Short-Term Investments—.1%	Amount ($)	Value ($)
U.S. Treasury Bills:
0.03%, 3/11/10	1,835,000 [d]	1,834,883
0.17%, 6/10/10	290,000 [d]	289,782
Total Short-Term Investments
(cost $2,124,691)		2,124,665

Other Investment—1.0%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $17,841,000)	17,841,000 [e]	17,841,000

The Fund 23

STATEMENT OF INVESTMENTS (continued)

Investment of Cash Collateral
for Securities Loaned—4.6%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $79,953,205)	79,953,205 [e]	79,953,205
Total Investments (cost $1,460,634,302)	104.4%	1,820,414,765
Liabilities, Less Cash and Receivables	(4.4%)	(76,880,675)
Net Assets	100.0%	1,743,534,090

a	Non-income producing security.
b

Security, or portion thereof, on loan.At December 31, 2009, the total market value of the fund’s securities on loan is $77,017,269 and the total market value of the collateral held by the fund is $79,953,205.

c	Investment in Real Estate Investment Trust.
d	Held by a broker as collateral for open financial futures positions.
e	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Information Technology	19.6	Short-Term/
Financial	14.1	Money Market Investments	5.7
Health Care	12.5	Utilities	3.7
Energy	11.3	Materials	3.6
Consumer Staples	11.2	Telecommunication Services	3.1
Industrial	10.1
Consumer Discretionary	9.5		104.4

† Based on net assets.
See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES

December 31, 2009

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 12/31/2009 ($)
Financial Futures Long
Standard & Poor’s 500 E-Mini	469	26,045,915	March 2010	383,510

See notes to financial statements.

The Fund 25

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2009

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $77,017,269)—Note 1(b):
Unaffiliated issuers	1,362,840,097	1,722,620,560
Affiliated issuers	97,794,205	97,794,205
Cash		380,562
Receivable for shares of Common Stock subscribed		4,858,224
Dividends and interest receivable		2,347,231
Prepaid expenses		38
		1,828,000,820
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		402,568
Liability for securities on loan—Note 1(b)		79,953,205
Payable for shares of Common Stock redeemed		3,093,786
Payable for investment securities purchased		334,993
Payable for futures variation margin—Note 4		264,836
Accrued expenses		417,342
		84,466,730
Net Assets ($)		1,743,534,090
Composition of Net Assets ($):
Paid-in capital		1,504,772,157
Accumulated undistributed investment income—net		1,401,864
Accumulated net realized gain (loss) on investments		(122,803,904)
Accumulated net unrealized appreciation (depreciation)
on investments (including $383,510 net unrealized
appreciation on financial futures)		360,163,973
Net Assets ($)		1,743,534,090

Net Asset Value Per Share
	Initial Shares	Service Shares
Net Assets ($)	1,593,165,232	150,368,858
Shares Outstanding	60,554,949	5,709,551
Net Asset Value Per Share ($)	26.31	26.34

See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended December 31, 2009

Investment Income ($):
Income:
Dividends:
Unaffiliated issuers	36,750,893
Affiliated issuers	32,629
Income from securities lending—Note 1(b)	785,844
Interest	73,851
Total Income	37,643,217
Expenses:
Management fee—Note 3(a)	3,839,669
Distribution fees—Note 3(b)	321,981
Prospectus and shareholders’ reports	275,468
Directors’ fees and expenses—Note 3(d)	126,600
Professional fees	95,358
Shareholder servicing costs—Note 3(c)	34,950
Loan commitment fees—Note 2	24,428
Interest expense—Note 2	458
Miscellaneous	109,948
Total Expenses	4,828,860
Less—reduction in fees due to earnings credits—Note 1(b)	(199)
Net Expenses	4,828,661
Investment Income—Net	32,814,556
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(60,551,834)
Net realized gain (loss) on financial futures	4,934,164
Net Realized Gain (Loss)	(55,617,670)
Net unrealized appreciation (depreciation) on investments [including
($66,085) net unrealized (depreciation) on financial futures]	399,040,477
Net Realized and Unrealized Gain (Loss) on Investments	343,422,807
Net Increase in Net Assets Resulting from Operations	376,237,363

See notes to financial statements.

The Fund 27

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2009	2008
Operations ($):
Investment income—net	32,814,556	49,267,295
Net realized gain (loss) on investments	(55,617,670)	237,559,172
Net unrealized appreciation
(depreciation) on investments	399,040,477	(1,325,567,207)
Net Increase (Decrease) in Net Assets
Resulting from Operations	376,237,363	(1,038,740,740)
Dividends to Shareholders from ($):
Investment income—net:
Initial Shares	(30,008,007)	(43,944,875)
Service Shares	(2,375,590)	(5,124,940)
Net realized gain on investments:
Initial Shares	(92,433,669)	—
Service Shares	(7,906,453)	—
Total Dividends	(132,723,719)	(49,069,815)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Initial Shares	132,384,345	200,401,790
Service Shares	21,476,551	40,497,239
Dividends reinvested:
Initial Shares	122,441,676	43,944,875
Service Shares	10,282,043	5,124,940
Cost of shares redeemed:
Initial Shares	(348,981,727)	(516,646,277)[a]
Service Shares	(26,540,375)	(331,474,238)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(88,937,487)	(558,151,671)
Total Increase (Decrease) in Net Assets	154,576,157	(1,645,962,226)
Net Assets ($):
Beginning of Period	1,588,957,933	3,234,920,159
End of Period	1,743,534,090	1,588,957,933
Undistributed investment income—net	1,401,864	974,706

a Includes redemption-in-kind amounting to $223,134,739.

	Year Ended December 31,
	2009	2008
Capital Share Transactions:
Initial Shares
Shares sold	5,875,831	6,672,947
Shares issued for dividends reinvested	6,254,414	1,504,837
Shares redeemed	(15,302,410)	(16,698,759)
Net Increase (Decrease) in Shares Outstanding	(3,172,165)	(8,520,975)
Service Shares
Shares sold	944,637	1,294,261
Shares issued for dividends reinvested	525,623	167,884
Shares redeemed	(1,178,729)	(10,283,217)
Net Increase (Decrease) in Shares Outstanding	291,531	(8,821,072)

See notes to financial statements.

The Fund 29

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.These figures have been derived from the fund’s financial statements.

		Year Ended December 31,
Initial Shares	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value,
beginning of period	22.98	37.40	36.15	31.82	30.89
Investment Operations:
Investment income—net[a]	.48	.64	.64	.56	.49
Net realized and unrealized
gain (loss) on investments	4.85	(14.40)	1.26	4.33	.94
Total from Investment Operations	5.33	(13.76)	1.90	4.89	1.43
Distributions:
Dividends from
investment income—net	(.48)	(.66)	(.65)	(.56)	(.50)
Dividends from net realized
gain on investments	(1.52)	—	—	—	(.00)[b]
Total Distributions	(2.00)	(.66)	(.65)	(.56)	(.50)
Net asset value, end of period	26.31	22.98	37.40	36.15	31.82
Total Return (%)	26.33	(37.14)	5.26	15.50	4.69
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.29	.28	.27	.27	.27
Ratio of net expenses
to average net assets	.29[c]	.28[c]	.27	.27	.27
Ratio of net investment income
to average net assets	2.12	2.04	1.70	1.67	1.60
Portfolio Turnover Rate	5.42	4.69	4.54	4.91	6.09
Net Assets, end of period
($ x 1,000)	1,593,165	1,464,344	2,702,209	3,594,085	3,616,211

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

		Year Ended December 31,
Service Shares	2009	2008	2007	2006	2005
Per Share Data ($):
Net asset value, beginning of period	23.00	37.41	36.16	31.82	30.90
Investment Operations:
Investment income—net[a]	.43	.57	.55	.47	.42
Net realized and unrealized
gain (loss) on investments	4.85	(14.42)	1.26	4.35	.93
Total from Investment Operations	5.28	(13.85)	1.81	4.82	1.35
Distributions:
Dividends from investment income—net	(.42)	(.56)	(.56)	(.48)	(.43)
Dividends from net realized
gain on investments	(1.52)	—	—	—	(.00)[b]
Total Distributions	(1.94)	(.56)	(.56)	(.48)	(.43)
Net asset value, end of period	26.34	23.00	37.41	36.16	31.82
Total Return (%)	26.05	(37.32)	4.99	15.21	4.43
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.54	.53	.52	.52	.52
Ratio of net expenses
to average net assets	.54[c]	.53[c]	.52	.52	.52
Ratio of net investment income
to average net assets	1.86	1.72	1.45	1.43	1.35
Portfolio Turnover Rate	5.42	4.69	4.54	4.91	6.09
Net Assets, end of period ($ x 1,000)	150,369	124,614	532,711	590,965	530,037

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

The Fund 31

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Stock Index Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, that is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of life insurance companies.The fund’s investment objective is to match the total return of the Standard and Poor’s 500 Composite Stock Price Index. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Mellon Capital Management Corporation (“Mellon Capital”), an indirect wholly-owned subsidiary of BNY Mellon, serves as the fund’s index manager.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue 400 million shares of $.001 par value Common Stock in each of the following classes of shares: Initial shares (250 million shares authorized) and Service shares (150 million shares authorized). Initial shares are subject to a shareholder services fee and Service shares are subject to a distribution fee. Each class of shares has identical rights and privileges, except with respect to the distribution plan, shareholder services plan, the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain

The Fund 33

NOTES TO FINANCIAL STATEMENTS (continued)

factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

                           The following is a summary of the inputs used as of December 31, 2009 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	1,720,495,895	—	—	1,720,495,895
U.S. Treasury
Securities	—	2,124,665	—	2,124,665
Mutual Funds	97,794,205	—	—	97,794,205
Other Financial
Instruments††	383,510	—	—	383,510
Liabilities ($)
Other Financial
Instruments††	—	—	—	—

†	See Statement of Investments for industry classification.
††	Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The Fund 35

NOTES TO FINANCIAL STATEMENTS (continued)

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended December 31, 2009,The Bank of New York Mellon earned $336,790 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid on a quarterly basis. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable pro-

visions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended December 31, 2009, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended December 31, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At December 31, 2009, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $1,395,741, accumulated capital losses $59,777,879 and unrealized appreciation $299,915,769. In addition, the fund had $2,777,821 of capital losses realized after October 31, 2009, which were deferred for tax purposes to the first day of the following fiscal year.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to December 31, 2009. If not applied, the carryover expires in fiscal 2017.

The tax character of distributions paid to shareholders during the fiscal periods ended December 31, 2009 and December 31, 2008 were as follows: ordinary income $32,387,398 and $49,069,815 and long-term capital gains $100,336,321 and $0, respectively.

During the period ended December 31, 2009, as a result of permanent book to tax differences, primarily due to the tax treatment for dividend reclassification, the fund decreased accumulated undistributed investment income-net by $3,801 and increased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

The Fund 37

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended December 31, 2009, was approximately $31,700 with a related weighted average annualized interest rate of 1.45%.

NOTE 3—Management Fee, Index Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .245% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has agreed to pay Mellon Capital a monthly index-management fee at the annual rate of .07% of the value of the fund’s average daily net assets.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing their shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares.The Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets.The Distributor may make payments to Participating Insurance Companies and brokers and dealers acting as principal underwriter for their variable insurance products.The fees payable under the Plan are payable without regard to actual expenses incurred. During the period ended December 31, 2009, Service shares were charged $321,981 pursuant to the Plan.

(c) Under the Shareholder Services Plan, Initial shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of the Initial shares’ average daily net assets for certain allocated expenses with respect to servicing and/or maintaining Initial shares’ shareholder accounts. During the period ended December 31, 2009, Initial shares were charged $21,776 pursuant to the Shareholders Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended December 31, 2009, the fund was charged $1,096 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended December 31, 2009, the fund was charged $199 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were offset by earnings credits pursuant to the cash management agreement.

Dreyfus has agreed to bear the cost of custody fees.

During the period ended December 31, 2009, the fund was charged $6,681 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $362,247, Rule 12b-1 distribution plan fees $32,110, shareholder services plan fees $3,000, chief compliance officer fees $5,011 and transfer agency per account fees $200.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 39

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended December 31, 2009, amounted to $83,274,212 and $250,477,786, respectively.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments.The fund may invest in financial futures contracts in order to manage its exposure to or protect against changes in the market.A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the

Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Contracts open at December 31, 2009 are set forth in the Statement of Financial Futures.

At December 31, 2009, the cost of investments for federal income tax purposes was $1,520,498,996; accordingly, accumulated net unrealized appreciation on investments was $299,915,769, consisting of $613,575,561 gross unrealized appreciation and $313,659,792 gross unrealized depreciation.

NOTE 5—Subsequent Events Evaluation:

Dreyfus has evaluated the need for disclosures and/or adjustments resulting from subsequent events through February 10, 2010, the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

The Fund 41

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
Dreyfus Stock Index Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Dreyfus Stock Index Fund, Inc., including the statements of investments and financial futures, as of December 31, 2009, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and financial highlights for each of the three years in the period then ended.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years ended December 31, 2006 and 2005 were audited by other auditors whose report dated February 7, 2007, expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the 2009, 2008 and 2007 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Stock Index Fund, Inc., at December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
February 10, 2010

IMPORTANT TAX INFORMATION (Unaudited)

For federal tax purposes, the fund hereby designates $1.5152 per share as a long-term capital gain distribution paid on March 31, 2009 and also the fund hereby designates 100% of the ordinary dividends paid during the fiscal year ended December 31, 2009 as qualifying for the corporate dividends received deduction. Shareholders will receive notification in early 2010 of the percentage applicable to the preparation of their 2009 income tax returns.

The Fund 43

The Fund 45

The Fund 47

For More Information

Telephone 1-800-554-4611 or 1-516-338-3300

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 Attn: Investments Division

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2010 MBSC Securities Corporation

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board has determined that David P. Feldman, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). David P. Feldman is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $47,380 in 2008 and $48,328 in 2009.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $15,226 in 2008 and $10,152 in 2009.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2008 and $0 in 2009.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $533 in 2008 and $3,000 in 2009. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2008 and $0 in 2009.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2008 and $0 in 2009. [These services consisted of a review of the Registrant's anti-money laundering program].

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2008 and $0 in 2009.

Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $12,561,320 in 2008 and $24,975,296 in 2009.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable. [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures applicable to Item 10.
Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Stock Index Fund, Inc.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak,
President

Date:	February 12, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak,
President

Date:	February 12, 2010

By:	/s/ James Windels
James Windels,
Treasurer

Date:	February 12, 2010

EXHIBIT INDEX

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)